Defined Contribution Plan	12 Months Ended
Dec. 31, 2012
Defined Contribution Plan [Text Block]
23.	Defined Contribution Plan

During 2011, the Company began sponsoring a 401(k) defined contribution plan ("401(k) Plan") that provides for a 100% employer matching contribution of the first 3% and a 50% employer matching contribution of each additional percent contributed by an employee up to 5% of each employee’s pay. Employees become fully vested in employer matching contributions after six months of employment. Company 401(k) matching contributions were approximately $62,000 and $46,000 for the years ended December 31, 2012 and 2011, respectively.